FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF TRADE RECEIVABLES	The Company’s aging of trade receivables (Note 6) were as follows:
	December 31, 2023	December 31, 2022
0 – 30 days	$61,046	$74,987
31 – 60 days	58,048	61,287
	$119,094	$136,274

SCHEDULE OF FINANCIAL LIABILITIES

The Corporation has financial liabilities with the following maturities as at December 31, 2023:

	Contractual cash flows
	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	5 year and over	Total
Trade payables (Note 9)	$157,705	$-	$-	$-	$-	$157,705
Long term loan and unpaid interest (Note 12)	46,680	38,427	-	-	-	85,107
	$204,385	$38,427	$-	$-	$-	$242,812

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2023 and 2022

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 15 – FINANCIAL INSTRUMENTS (continued)

The Corporation has financial liabilities with the following maturities as at December 31, 2022:

	Contractual cash flows
	Up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	5 year and over	Total
Trade payables (Note 9)	$40,241	$-	$-	$-	$-	$40,241
Long term loan and unpaid interest (Note 12)	47,740	49,241	38,990	-	-	135,971
	$87,981	$49,241	$38,990	$-	$-	$176,212

SCHEDULE OF CHANGES IN FAIR VALUE

The table below demonstrates the sensitivity test to a reasonable possible change in the exchange rate of the US dollar, with all other variables unchanged. The impact on the Company’s pre-tax profit and loss arises from changes in the fair value of the assets and financial liabilities is as follows:

	Change in the USD exchange rate	Impact on pre-tax profit
December 31, 2023	5% increase	$(140,221)
	5% decrease	140,221
December 31, 2022	5% increase	(69,729)
	5% decrease	$69,729